FINANCIAL INCOME (EXPENSES), NET	12 Months Ended
Dec. 31, 2024
Nonoperating Income (Expense) [Abstract]
FINANCIAL INCOME (EXPENSES), NET
NOTE 14:-    FINANCIAL INCOME (EXPENSES), NET

	Year ended December 31,
	2024	2023	2022

Bank charges	$(698)	$(628)	$(728)
Income (expenses) related to hedging activity	6,490	(6,998)	9,747
Amortization of issuance costs	(3,166)	(4,194)	(5,213)
Exchange rate loss	4,704	(1,499)	(6,403)
Net gain (loss) from equity securities	2,536	30,608	(200,338)

Total income (expenses)	9,866	17,289	(202,935)

Interest income	41,954	45,185	19,422

Total financial income (expenses), net	$51,820	$62,474	$(183,513)